Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario - 9 months ended Sep. 30, 2024 € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	USD ($)	EUR (€)	GBP (£)	AUD ($)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (218)
Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	(25,622)
Scenario (III) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (51,243)
CDI [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase
CDI [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	10.65%	10.65%	10.65%	10.65%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	10.70%	10.70%	10.70%	10.70%
CDI [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (213)
CDI [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	15.98%	15.98%	15.98%	15.98%
CDI [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (24,668)
CDI [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	21.30%	21.30%	21.30%	21.30%
CDI [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (49,336)
IPCA [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Decrease	Decrease	Decrease	Decrease
IPCA [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.24%	4.24%	4.24%	4.24%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.23%	4.23%	4.23%	4.23%
IPCA [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (5)
IPCA [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.18%	3.18%	3.18%	3.18%
IPCA [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (921)
IPCA [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.12%	2.12%	2.12%	2.12%
IPCA [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,842)
SOFR [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase
SOFR [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.96%	4.96%	4.96%	4.96%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.96%	4.96%	4.96%	4.96%
SOFR [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)
SOFR [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.20%	6.20%	6.20%	6.20%
SOFR [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (33)
SOFR [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.44%	7.44%	7.44%	7.44%
SOFR [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (65)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.4481	5.4481	5.4481	5.4481
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.3571	5.3571	5.3571	5.3571
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (42,265)
Operating [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.0861	4.0861	4.0861	4.0861
Operating [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (632,317)
Operating [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.7241	2.7241	2.7241	2.7241
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,264,639)
Financial [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.4481	5.4481	5.4481	5.4481
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.3571	5.3571	5.3571	5.3571
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 18,218
Financial [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.0861	4.0861	4.0861	4.0861
Financial [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 272,550
Financial [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.7241	2.7241	2.7241	2.7241
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 545,102
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.4481	5.4481	5.4481	5.4481
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.3571	5.3571	5.3571	5.3571
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 19,348
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.0861	4.0861	4.0861	4.0861
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 289,456
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.7241	2.7241	2.7241	2.7241
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 578,914
Operating [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (46,783)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	6.0719	6.0719	6.0719	6.0719
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.9828	5.9828	5.9828	5.9828
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (2,745)
Operating [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.5539	4.5539	4.5539	4.5539
Operating [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.036	3.036	3.036	3.036
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (93,566)
Financial [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 1,086
Financial [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	6.0719	6.0719	6.0719	6.0719
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.9828	5.9828	5.9828	5.9828
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 64
Financial [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.5539	4.5539	4.5539	4.5539
Financial [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.036	3.036	3.036	3.036
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 2,173
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (11,639)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	6.0719	6.0719	6.0719	6.0719
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.9828	5.9828	5.9828	5.9828
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (683)
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.5539	4.5539	4.5539	4.5539
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.036	3.036	3.036	3.036
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (23,279)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	7.2999	7.2999	7.2999	7.2999
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	7.4112	7.4112	7.4112	7.4112
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 965
Operating [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	9.1249	9.1249	9.1249	9.1249
Operating [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 15,820
Operating [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	10.9499	10.9499	10.9499	10.9499
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 31,640
Financial [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	7.2999	7.2999	7.2999	7.2999
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	7.4112	7.4112	7.4112	7.4112
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (201)
Financial [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	9.1249	9.1249	9.1249	9.1249
Financial [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (3,287)
Financial [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	10.9499	10.9499	10.9499	10.9499
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (6,574)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	7.2999	7.2999	7.2999	7.2999
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	7.4112	7.4112	7.4112	7.4112
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (1,329)
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	9.1249	9.1249	9.1249	9.1249
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (21,785)
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	10.9499	10.9499	10.9499	10.9499
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (43,569)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	3.7777	3.7777	3.7777	3.7777
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.8321	3.8321	3.8321	3.8321
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (24)
Operating [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.7221	4.7221	4.7221	4.7221
Operating [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (420)
Operating [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.6666	5.6666	5.6666	5.6666
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (840)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	3.7777	3.7777	3.7777	3.7777
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.8321	3.8321	3.8321	3.8321
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ 21
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.7221	4.7221	4.7221	4.7221
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ 363
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.6666	5.6666	5.6666	5.6666
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ 727
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	50	50	50	50
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	51	51	51	51
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (301)
Derivatives [Member] | Scenario (ii) @ Variation - 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	63	63	63	63
Derivatives [Member] | Scenario (ii) @ Variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (4,212)
Derivatives [Member] | Scenario (ii) @ Variation - 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	76	76	76	76
Derivatives [Member] | Scenario (ii) @ Variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (8,424)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (985)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(1.5)	(1.5)	(1.5)	(1.5)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (ii) Price variation - 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(25,000)	(25,000)	(25,000)	(25,000)
Operating [Member] | Scenario (ii) Price variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (16,429)
Operating [Member] | Scenario (iii) Price variation - 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(50,000)	(50,000)	(50,000)	(50,000)
Operating [Member] | Scenario (iii) Price variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (32,858)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (738)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(1.5)	(1.5)	(1.5)	(1.5)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Scenario (ii) Price variation - 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(25,000)	(25,000)	(25,000)	(25,000)
Derivatives [Member] | Scenario (ii) Price variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (12,308)
Derivatives [Member] | Scenario (iii) Price variation - 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(50,000)	(50,000)	(50,000)	(50,000)
Derivatives [Member] | Scenario (iii) Price variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (24,617)
Operating [Member] | Scenario (ii) Price variation - 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(25,000)	(25,000)	(25,000)	(25,000)
Operating [Member] | Scenario (iii) Price variation - 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(50,000)	(50,000)	(50,000)	(50,000)
Operating [Member] | Scenario (iii) Price variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,409,726)
Operating [Member] | Risk
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(2.06)	(2.06)	(2.06)	(2.06)
Operating [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (57,940)
Operating [Member] | Scenario (ii) Price variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (704,863)
Derivatives [Member] | Scenario (ii) Price variation - 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(25,000)	(25,000)	(25,000)	(25,000)
Derivatives [Member] | Scenario (iii) Price variation - 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(50,000)	(50,000)	(50,000)	(50,000)
Derivatives [Member] | Scenario (iii) Price variation - 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 220,757
Derivatives [Member] | Risk
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	(2.06)	(2.06)	(2.06)	(2.06)
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 9,073
Derivatives [Member] | Scenario (ii) Price variation - 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 110,379